Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset	$ 80,164	$ 79,095
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effect of gross tax losses	424,900	$ 160,500	$ 151,000
Deferred tax asset	$ 44,400
Unused Tax Losses | Bottom of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	11 years
Unused Tax Losses | Top of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	17 years
Indefinite Life | Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effect of gross tax losses	$ 424,900